Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Carrying Amount and Estimated Fair Values of Financial Assets and Liabilities

The carrying amount and estimated fair values of our financial assets and liabilities, which include related current portions, were as follows:

	September 30, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(in thousands)
Cash and cash equivalents(1)	$108,488	$108,488	$33,412	$33,412
Restricted Cash(1)	—	—	104,026	104,026
Interest rate swaps(2)	895	895	—	—
Long-term debt(3)	1,930,206	1,899,630	2,720,286	2,715,695

(1)	Classified as Level 1 under the fair value hierarchy.

(2)	Classified as Level 2 under the fair value hierarchy.

(3)	Classified as Level 3 under the fair value hierarchy.

The carrying amount and estimated fair values of our financial assets and liabilities, which include related current portions, were as follows:

	December 31, 2013		December 31, 2012
(In thousands)	Carrying amount	Fair value	Carrying amount	Fair value

Cash and cash equivalents(1)	$33,412	$33,412	$40,813	$40,813
Restricted cash(1)	104,026	104,026	113,407	113,407
Long-term debt(2)	2,720,286	2,715,695	2,899,965	2,889,328

(1)	Classified as Level 1 under the fair value hierarchy.

(2)	Classified as Level 3 under the fair value hierarchy.

Schedule of Fair Value of Assets Measured on Non-recurring Basis and Related Impairment Charges

The following fair value hierarchy table presents information about assets measured at fair value on a nonrecurring basis during the period ended September 30, 2014:

September 30, 2014	Level 1	Level 2	Level 3	Total Fair Value	Impairment Charge

	(in thousands)
1 La Quinta Inn	$—	$—	$249	$249	$5,157

The following fair value hierarchy table presents information of our hotels classified as assets held for sale measured at fair value on a non-recurring basis as of December 31, 2013, and related impairment charges recorded:

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value	Impairment Charge

	(in thousands)
4 La Quinta Inns	$—	$—	$7,134	$7,134	$1,113

The following fair value hierarchy table presents information of our hotels classified as assets held for sale measured at fair value on a non-recurring basis as of December 31, 2013, and related impairment charges recorded:

December 31, 2013	Level 1	Level 2	Level 3	Total fair value	Impairment charge

	(In thousands)
4 La Quinta Inns	$—	$—	$7,134	$7,134	$1,113

	$—	$—	$7,134	$7,134	$1,113

The following fair value hierarchy table presents information of our hotels measured at fair value on a non-recurring basis as of December 31, 2012, and related impairment charges recorded:

December 31, 2012	Level 1	Level 2	Level 3	Total fair value	Impairment charge

	(In thousands)
7 Baymont hotels(1)	$—	$1,755	$12,600	$14,355	$13,561
14 La Quinta Inns	—	—	31,104	31,104	39,115
1 La Quinta Inn and Suites	—	—	2,603	2,603	552

	$—	$1,755	$46,307	$48,062	$53,228

(1)	Includes one hotel located in Detroit, Michigan that was sold in December 2012. (See Note 6)